A, B, C, R Prospectus | AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated November 1, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R

Shares of all series of Allianz Funds except for AllianzGI Small-Cap Blend Fund and AllianzGI Money Market Fund

Dated August 28, 2013

Disclosure Relating to All Series of Allianz Funds, except for AllianzGI Small-Cap Blend Fund and

AllianzGI Money Market Fund (each, a “Fund,” and collectively, the “Funds”)

On October 9-10, 2013, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2013 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees A, B, C, R Prospectus AllianzGI NFJ Small-Cap Value Fund		A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, B, C, R Prospectus AllianzGI NFJ Small-Cap Value Fund		A	B	C	R
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.21%	1.96%	1.96%	1.46%
Expense Reductions	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.17%	1.92%	1.92%	1.42%
[1]	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund's average daily net assets.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses. to the Statutory Prospectus for Class A, Class B, Class C and Class R

Example: Assuming you redeem your shares at the end of each period
Expense Example A, B, C, R Prospectus AllianzGI NFJ Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	663	909	1,175	1,932
B	695	911	1,254	1,997
C	295	611	1,054	2,282
R	145	458	794	1,743

Example: Assuming you do not redeem your shares
Expense Example No Redemption A, B, C, R Prospectus AllianzGI NFJ Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	663	909	1,175	1,932
B	195	611	1,054	1,997
C	195	611	1,054	2,282
R	145	458	794	1,743

Please retain this Supplement for future reference.